Nature of operations, Principal activity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2020 Ship	Feb. 14, 2019
Expansion and improvement of maritime operations [Abstract]
Increase in minimum capacity of repair services of ships per year | Ship		30
Expansion of port and terminal operations [Abstract]
States of Central Mexico and Mexico City, Percentage of Gross Domestic Product of Mexico		50.00%
Percentage of minimum gasoline and diesel domestic consumption		70.00%
Percentage of voting equity interests acquired			50.00%
Sierra Oil & Gas [Member]
Expansion of port and terminal operations [Abstract]
Percentage of voting equity interests acquired	50.00%
Consideration paid | $	$ 2.6
Percentage of ownership	100.00%